VANECK CMCI COMMODITY STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
Short-Term Investments: 96.4%
United States Treasury Obligations : 90.5%
United States Treasury Bills
5.19%, 09/05/24 $ 525 $ 513,291
5.24%, 07/18/24 525 516,877
5.30%, 04/02/24 (a) 1,250 1,249,818
2,279,986
Number
of Shares Value
Money Market Fund: 5.9%
Invesco Treasury Portfolio -
Institutional Class 148,434 $ 148,434
Total Short-Term Investments: 96.4%
(Cost: $2,428,393) 2,428,420
Other assets less liabilities: 3.6% 91,962
NET ASSETS: 100.0% $ 2,520,382
Total Return Swap Contracts
Long Exposure
Counterparty
Reference
Obligation
Notional
Amount
Rate paid by
the Fund (b)
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
% of Net
Assets
UBS
UBS Bloomberg
Constant
Maturity Index
Total Return $2,501,000 5.73% Monthly 04/24/24 $24,096 0.8%
Definitions:
USD United States Dollar
(a) All or a portion of these securities are segregated for forwards collateral. Total value of securities segregated is $249,964.
(b) The rate shown reflects the rate in effect at the end of the reporting period: Secured Overnight Financing Rate + 0.40%.